Stock Option Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock Option Plan

8. Stock-Based Awards

Equity Incentive Plan Awards

Serina 2024 Equity Incentive Plan

On March 27, 2024, the Company’s Board of Directors adopted the 2024 Equity Incentive Plan, (the “2024 Incentive Plan”). Under the 2024 Incentive Plan, the Company has reserved 1,725,000 shares of common stock for the grant of stock options or the sale of restricted stock (“Restricted Stock”) or for the settlement of restricted stock units which are hypothetical units issued with reference to common stock (“Restricted Stock Units” or “RSUs”). The Company may also grant stock appreciation rights (“SARs”) under the Incentive Plan. The Plan also permits the Company to issue such other securities as its Board of Directors or the Compensation Committee administering the Incentive Plan may determine. Awards of stock options, Restricted Stock, SARs, and RSUs (“Awards”) may be granted under the Incentive Plan to the Company employees, directors, and consultants.

A summary of Serina stock option activity under the 2024 Incentive Plan and related information follows (in thousands, except weighted average exercise price):

	Shares Available for Grant	Number of Options Outstanding	Number of RSUs Outstanding	Weighted- Average Exercise Price
2024 Incentive Plan adopted on March 27, 2024	1,725	-	-	$-
Stock options granted	(72)	72	-	14.8715
Balance at March 31, 2024	1,653	72	-	$14.8715
Options exercisable at March 31, 2024		4		$14.8715

Serina 2017 Stock Option Plan

In 2017, the Legacy Serina’s Board of Directors adopted the Serina Therapeutics, Inc. 2017 Stock Option Plan (the “2017 Option Plan”) that provides for the granting of stock options to employees. Pursuant to the Merger Agreement, the Company assumed the outstanding stock options granted by Legacy Serina under the 2017 Option Plan. The options were adjusted such that after the Merger each such option granted and outstanding under the 2017 Option Plan represents the right to purchase a number of shares of Company common stock equal to 0.97682654 multiplied by the number of shares of Legacy Serina common stock issuable upon the exercise of such options granted and outstanding under the 2017 Option Plan prior to the Merger. As of March 31, 2024, options to purchase 1,651,634 shares of Company common stock were outstanding under the 2017 Option Plan, which options have an exercise price of $0.06 and expire on dates ranging from May 2031 to December 2032. Pursuant to the Merger Agreement, no further options shall be granted under the 2017 Option Plan.

Serina 2017 Equity Incentive Plan

Under the Serina 2017 Equity Incentive Plan, as amended (the “2017 Incentive Plan” formerly AgeX 2017 Equity Incentive Plan), the Company has reserved 241,683 shares of common stock for the grant of stock options or the sale of Restricted Stock or for the settlement of RSUs. Pursuant to the Merger Agreement, all “out of the money” options (meaning those options with an exercise price equal to or greater than $0.7751 on a pre-reverse stock split basis) were canceled and no further options shall be granted under the 2017 Incentive Plan. The “in the money” stock options were adjusted for the reverse stock split ratio of 1 for 35.17. As of March 31, 2024, there were 12,212 stock options granted and outstanding with exercise prices ranging from $13.19 to $26.73 per share and expiration dates ranging from June 2024 to January 2034. As of March 21, 2024, no stock options under the 2017 Incentive Plan had been exercised.

Stock-based Compensation Expense

The Company recognizes compensation expense related to employee option grants and restricted stock grants, if any, in accordance with ASC 718, Compensation – Stock Compensation (“ASC 718”). The Company estimates the fair value of employee stock-based payment awards on the grant-date and recognizes the resulting fair value, net of estimated forfeitures for grants prior to 2017, over the requisite service period. Upon adoption of ASU 2016-09 on January 1, 2017 as further discussed below, forfeitures are accounted for as they occur instead of based on the number of awards that were expected to vest prior to adoption of ASU 2016-09.

The Company uses the Black-Scholes option pricing model for estimating the fair value of options granted under its equity award plans, including the 2024 Incentive Plan, 2017 Option Plan, and 2017 Incentive Plan. The fair value of each restricted stock grant, if any, is determined based on the value of the common stock granted or sold. The Company has elected to treat stock-based payment awards with time-based service conditions as a single award and recognizes stock-based compensation on a straight-line basis over the requisite service period.

Compensation expense for non-employee stock-based awards is recognized in accordance with ASC 718. Stock option awards issued to non-employees, principally consultants or outside contractors, as applicable, are accounted for at fair value using the Black-Scholes option pricing model. Management believes that the fair value of the stock options and restricted stock units can more reliably be measured than the fair value of services received. The Company records compensation expense based on the then-current fair values of the stock options and restricted stock units at the grant date. Compensation expense for non-employee grants is recorded on a straight-line basis in the consolidated statements of operations.

During the period January 1, 2024 through March 31, 2024, the Company granted stock options to purchase 72,378 shares of common stock to certain employees and consultants under the 2024 Incentive Plan, with a grant date fair value of approximately $12.79 per share. Total unrecognized compensation cost related to unvested stock option grants of approximately $874,000 as of March 31, 2024 is expected to be recognized over a period ranging from 2 to 4 years.

Stock-based compensation expense has been allocated to operating expenses as follows (in thousands):

	Three Months Ended March 31,
	2024	2023
Research and development	$4	$-
General and administrative	49	2
Total stock-based compensation expense	$53	$2

The fair value of each option award is estimated on the date of grant using a Black-Scholes option pricing model applying the weighted-average assumptions including the market price of the underlying common stock, expected option life, risk-free interest rates, volatility, and dividend yield. The assumptions that were used to calculate the grant date fair value of employee and non-employee stock option grants for the three months ended March 31, 2024 were as follows:

	Three Months Ended March 31,
	2024(1)	2023(2)
Exercise price	$14.8715	$-
Market price	$14.8715	$-
Expected life (in years)	5.76	-
Volatility	117.83%	-%
Risk-free interest rates	4.18%	-%
Dividend yield	-%	-%

(1)	Relates to stock options granted under the Serina 2024 Equity Incentive Plan on March 27, 2024.

(2)	There were no stock options granted during the period.

The determination of stock-based compensation is inherently uncertain and subjective and involves the application of valuation models and assumptions requiring the use of judgment. If the Company had made different assumptions, its stock-based compensation expense and net loss for the three months ended March 31, 2024 and 2023 may have been significantly different.

The Company does not recognize deferred income taxes for incentive stock option compensation expense and records a tax deduction only when a disqualified disposition has occurred.

Note 11 - Stock Option Plan

Stock Option Plan Description

In 2007, the Company’s Board of Directors (“the Board”) adopted the Serina Therapeutics, Inc. 2007 Stock Option Plan (the 2007 Plan) that provides for the granting of stock options to employees. The 2007 Plan as amended in March 2014 reserved 2,000,000 shares of common stock for grant. Options are granted at the discretion of the Board. Options granted under the 2007 Plan shall be either incentive stock options (ISOs) or nonstatutory stock options (NSOs), as designated by the Board. The options will be granted at an exercise price set by the Board at the time of grant, but in no event will the price for ISOs be less than 100% of the fair market value of the common stock on the date of the grant, or in the case of an option holder who owns more than 10% of the total combined voting power of all classes of stock of Serina, not less than 110%; and not less than the par value of the common stock at grant, in the case of NSOs.

In 2017, the Serina Therapeutics, Inc. 2007 Plan by its terms expired, except with respect to unexercised stock options outstanding under the 2007 Plan. No future stock options shall be awarded under the 2007 Plan.

In 2017, the Company’s Board adopted the Serina Therapeutics, Inc. 2017 Stock Option Plan (the 2017 Plan) that provides for the granting of stock options to employees. The 2017 Plan reserved 1,000,000 shares of common stock for grant. In 2021, the 2017 Plan was amended to increase the reserved shares to 2,000,000, and then later in 2021 further amended to increase the reserved shares to 2,100,000. Options are granted at the discretion of the Board. Options granted under the 2017 Plan shall be either incentive stock options (ISOs) or nonstatutory stock options (NSOs), as designated by the Board. The options will be granted at an exercise price set by the Board at the time of grant, but in no event will the price for ISOs be less than 100% of the fair market value of the common stock on the date of the grant or in the case of an option holder who owns more than 10% of the total combined voting power of all classes of stock of Serina, not less than 110%; and not less than the par value of the common stock at grant, in the case of NSOs.

Vesting and Exercisability

Stock options are exercisable at such time or times and subject to such terms and conditions as determined by the Board at or after grant. If the Board provides, in its sole discretion, that any stock option is exercisable only in installments, the Board may waive such installment exercise provisions at any time at or after the grant, in whole or in part, based on such factors as the Board shall determine, in its sole discretion.

The terms of the grants are generally for ten years (or in the case of an option holder who owns more than 10% of the total combined voting power of all classes of stock of Serina, the term shall be five years) and vest over a period of time as determined on the date of the grant.

Stock-Based Compensation

The Company follows the provisions of the FASB ASC 718, Compensation - Stock Compensation (“FASB ASC 718”). FASB ASC 718 requires all share-based payments to employees, including grants of employee stock options, to be recognized as compensation expense in the financial statements based on their fair value at the grant date.

SERINA THERAPEUTICS, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

Valuation and Expense

The Company recognizes compensation expense related to stock options on a straight-line basis over the requisite service period of the awards, which is generally three to four years. The Company estimates the fair value of options on the date of grant using the Black-Scholes-Merton option pricing model. There were no options issued during the years ended December 31, 2023 or 2022.

The Company recorded stock-based compensation expense related to the stock options of $24,325 and $7,110 during the years ended December 31, 2023 and 2022, respectively.

In 2021, all options outstanding as of December 31, 2020 were canceled and replaced, with the exception of 3,300 options, which were not replaced due to termination of the grantee. Total replacement options issued were 1,294,042. Incremental compensation cost of $113 and $878 was recognized during the years ended December 31, 2023 and 2022, respectively, as a result of the accounting for the modification required by FASB ASC 718.

In February 2023, by vote of the Board all remaining unvested options became fully vested. Therefore as of December 31, 2023, the Company had no unrecognized compensation cost related to nonvested stock options.

Details of stock option activity for the years ended December 31, 2023 and 2022 are as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2022	2,012,750	$0.06
Forfeited	(7,000)	0.06
Exercised	(248,934)	0.06

Outstanding at December 31, 2023	1,756,816	$0.06

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2021	2,036,450	$0.06
Exercised	(73,700)	0.06
Granted	50,000	0.06

Outstanding at December 31, 2022	2,012,750	$0.06

The following table summarizes information about stock options exercisable at December 31, 2023:

Exercise Price	Number of Shares Exercisable	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Price
$0.06	1,756,816	7.46	$0.06

The following table summarizes information about nonvested stock options for the years ended December 31, 2023 and 2022:

	Nonvested Options	Weighted Average Grant Date Fair Value
Nonvested options at December 31, 2022	548,807	$0.05
Forfeited/cancelled	(1,000)	0.03
Vested	(547,807)	0.04
Nonvested options at December 31, 2023	-	$-

	Nonvested Options	Weighted Average Grant Date Fair Value
Nonvested options at December 31, 2021	656,742	$0.04
Granted	50,000	0.05
Vested	(84,235)	0.04
Exercised	(73,700)	0.03
Nonvested options at December 31, 2022	548,807	0.05

SERINA THERAPEUTICS, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022